CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jul. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Current Assets
Cash	$ 29,907	$ 590,797	$ 132,557
Accounts receivable, net of allowance for bad debts	48,225	29,385	26,031
Stock subscription receivable	400,000
Prepaid expenses	112,457	78,790	121,394
Inventories	243,364	146,811	77,963
Total Current Assets	833,953	845,783	357,945
Property and equipment, net	552,062	365,234	263,315
Other assets – right of use	282,491	105,355	22,813
Security deposits	47,682	17,800	5,000
TOTAL ASSETS	1,716,188	1,334,172	649,073
Current Liabilities
Accounts payable and accrued expenses	1,938,604	765,652	552,426
Accrued liabilities to management	1,332,190	1,156,295	631,809
Notes payable	4,392	6,949	212,438
Advances from affiliate	220,897	220,897	220,897
Finance lease obligations	48,792	50,843	72,208
Operating lease obligations	114,231	38,037	22,813
Convertible debentures	144,000	175,000	220,000
Liabilities attributable to discontinued operations	125,851	125,851	125,851
Total Current Liabilities	3,928,958	2,539,524	2,058,442
Long term finance lease obligations	82,328	119,146	153,180
Long term operating lease obligations	168,260	67,318
Total Liabilities	4,179,545	2,725,988
Stockholders’ Deficit
Common stock, $0.001 par value, 2,500,000,000 shares authorized; 1,116,136,005 and 939,942,783 shares issued and outstanding, respectively	1,116,136	939,943	502,937
Additional paid-in capital	37,087,104	26,536,430	14,219,736
Accumulated deficit	(40,666,597)	(28,868,189)	(16,285,222)
Total Stockholders’ Deficit	(2,463,357)	(1,391,816)	(1,562,549)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 1,716,188	$ 1,334,172	$ 649,073